Receivables from/Payables to Broker-Dealers and Clearing Organizations (Tables)	6 Months Ended
Jun. 30, 2015
Receivables from/Payables to Broker-Dealers and Clearing Organizations
Summary of receivables from and payables to brokers-dealers and clearing organizations

	June 30,	December 31,
(in thousands)	2015	2014
Assets
Due from prime brokers	$265,075	$67,556
Deposits with clearing organizations	33,790	29,595
Net equity with futures commission merchants	168,897	155,060
Unsettled trades	49,764	55,929
Securities failed to deliver	173,637	79,512
Total receivables from broker-dealers and clearing organizations	$691,163	$387,652
Liabilities
Due to prime brokers	$25,436	$313,623
Net equity with futures commission merchants	52,614	60,973
Unsettled trades	474,013	311,322
Securities failed to receive	16,396	285
Total payables to broker-dealers and clearing organizations	$568,459	$686,203